Net (Loss)/Income per Share	12 Months Ended
Dec. 31, 2013
Net (Loss)/Income per Share [Abstract]
Net (Loss)/Income per Share

16. Net (Loss)/income per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the years indicated:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net (loss)/income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	102,475	107,359	279,554	46,178
Accretion to convertible redeemable preferred share redemption value	(773,623)	—	—	—
Income allocation to participating preferred shares	(6,172)	—	—	—
Net (loss)/income attributable to ordinary shareholders	(677,320)	107,359	279,554	46,178
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	519,227,660	619,849,313	602,991,298	602,991,298
Weighted average number of contingently issuable shares	—	4,160,957	2,997,099	2,997,099
Denominator used in computing net (loss)/income per share — basic	519,227,660	624,010,270	605,988,397	605,988,397
Net (loss)/income per Class A and Class B ordinary share — basic	(1.30)	0.17	0.46	0.08

Net (loss)/income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	102,475	107,359	279,554	46,178
Accretion to convertible redeemable preferred share redemption value	(773,623)	—	—	—
Income allocation to participating preferred shares	(6,172)	—	—	—
Net (loss)/income attributable to ordinary shareholders	(677,320)	107,359	279,554	46,178
Denominator:
Denominator used in computing net (loss)/income per share — basic	519,227,660	624,010,270	605,988,397	605,988,397
Share-based awards	—	19,737,876	16,432,062	16,432,062
Denominator used in computing net (loss)/income per share — diluted	519,227,660	643,748,146	622,420,459	622,420,459
Net (loss)/income per Class A and Class B ordinary share — diluted	(1.30)	0.17	0.45	0.07

Net (loss)/income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net (loss)/income per ADS — basic	64,903,458	78,001,284	75,748,550	75,748,550
Denominator used in computing net (loss)/income per ADS — diluted	64,903,458	80,468,518	77,802,557	77,802,557
Net (loss)/income per ADS — basic	(10.44)	1.38	3.69	0.61
Net (loss)/income per ADS — diluted	(10.44)	1.33	3.59	0.59

The Company has included 4,160,957 and 2,997,099 contingently issuable shares in the denominator used in computing basic and diluted net income per share for the years ended December 31, 2012 and 2013, respectively. These shares are contingently issuable upon the holder’s request without other substantive conditions and for no further consideration. The impact of these contingently issuable shares was not material to year 2011, and was excluded from the 2011 net loss per share calculation. There were totaling 21,081,709 options to purchase ordinary shares, 48,794,521 Series A Preferred Shares, 9,598,955 unvested restricted shares and 4,553,447 unvested restricted shares units have been excluded from the computation of diluted net loss per share for the year ended December 31, 2011 as their effects would be anti-dilutive. There were 7,371,269 options to purchase ordinary shares have been excluded from the computation of diluted net income per share for the year ended December 31, 2013 as their effects would be anti-dilutive.